Reporting And Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Interest Capitalized	Total capitalized interest, which primarily relates to capitalized software projects, for the years ended December 31, was:

(millions)	Capitalized Interest
2012	$.3
2011	.4
2010	1.1

Equity-based Compensation and Related Tax Benefits

The total compensation expense recognized for our equity-based compensation for the years ended December 31, was:

(millions)	2012	2011	2010
Pretax expense	$63.4	$50.5	$45.9
Tax benefit	22.2	17.7	16.1

Supplemental Cash Flow Information

Non-cash activity includes declared but unpaid dividends. For the years ended December 31, we paid the following:

(millions)	2012	2011	2010
Income taxes, net of refunds	$389.1	$435.0	$434.0
Interest	135.0	129.5	138.4